PROFORMA FINANCIAL INFORMATION - Balance Sheets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Current
Cash and cash equivalents	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933	$ 3,482
Due from related parties (Note 7)	41,445	38,554	41,480	44,986
Prepaid expenses and other receivables	231,733	188,217	158,419	81,130
Total Current Assets	6,159,996	7,151,312	6,325,007	336,049
Equipment	76,750	87,103	100,629	77,922
Total Assets	6,236,746	7,238,415	6,425,636	413,971
Current
Accounts payable	320,871	134,718	208,787	308,947
Accrued liabilities	515,979	57,840	332,946	155,463
Warrant derivative liability	5,135,990	6,067,869	8,382,648	0
Total Liabilities	5,972,840	6,260,427	8,924,381	464,410
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock	0	0	0	0
Common Shares	72,591	72,428	65,840	49,737
Additional paid-in capital	11,801,146	11,412,399	10,081,394	4,936,456
Shares to be issued	0	98,900	0	0
Deficit	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	17,350
Total Shareholders' Equity	263,906	977,988	(2,498,745)	(50,439)	$ (774,626)
Total Liabilities and Shareholders' Equity	6,236,746	7,238,415	6,425,636	$ 413,971
Pro Forma [Member]
Current
Cash and cash equivalents	5,391,543	6,634,754	6,198,918
Accounts receivable, net	27,177	430,935	216,469
Due from related parties (Note 7)	41,445	38,554	41,480
Inventories	169,325	138,156	453,893
Prepaid expenses and other receivables	254,348	220,739	180,422
Total Current Assets	5,883,838	7,463,138	7,091,182
Equipment	83,031	95,793	115,383
Other assets	4,284	3,864	3,647
Intangible assets and goodwill	26,879,318	26,879,318	26,879,318
Total Assets	32,850,471	34,442,113	34,089,530
Current
Bank indebtedness	21,495	199,886	0
Accounts payable	907,342	739,169	876,653
Accrued liabilities	1,139,663	580,883	689,649
Customer deposits	86,487	188,187	612,197
Demand notes	345,359	268,360	258,286
Promissory notes	200,000	200,000	181,455
Warrant derivative liability	5,135,990	6,067,869	8,382,648
Total Liabilities	7,836,336	8,244,354	11,000,888
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock	0	0	0
Common Shares	96,241	96,078	89,490
Additional paid-in capital	36,527,725	36,162,628	34,807,973
Shares to be issued	0	98,900	0
Deficit	(11,651,980)	(10,201,996)	(11,850,970)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	25,014,135	26,197,759	23,088,642
Total Liabilities and Shareholders' Equity	$ 32,850,471	$ 34,442,113	$ 34,089,530